Earnings Per Share	12 Months Ended
Aug. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share
19.	EARNINGS PER SHARE
Earnings per share calculations are as follows:

	2022	2021
Numerator for basic and diluted earnings per share ($)

Net income	764	986

Deduct: dividends on Preferred Shares	–	(7)

Net income attributable to common shareholders	764	979

Denominator (millions of shares)

Weighted average number of Class A Shares and Class B Shares for basic earnings per share	499	504

Effect of dilutive securities (1)	2	1

Weighted average number of Class A Shares and Class B Shares for diluted earnings per share	501	505

Earnings per share ($)

Basic	1.53	1.94
Diluted	1.52	1.94

(1)
The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the year ended August 31, 2022, nil options were excluded from the diluted earnings per share calculation (2021 – 174,031).